UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund: BlackRock Strategic Global Bond Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Strategic Global Bond Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2017 – 06/30/2018

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05603
Reporting Period: 07/01/2017 - 06/30/2018
BlackRock Strategic Global Bond Fund, Inc.

================== BlackRock Strategic Global Bond Fund, Inc. ==================

ENCOMPASS HEALTH CORPORATION

Ticker:       EHC            Security ID:  29261A100
Meeting Date: MAY 03, 2018   Meeting Type: Annual
Record Date:  MAR 07, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director John W. Chidsey          For       For          Management
1b    Elect Director Donald L. Correll        For       For          Management
1c    Elect Director Yvonne M. Curl           For       For          Management
1d    Elect Director Charles M. Elson         For       For          Management
1e    Elect Director Joan E. Herman           For       For          Management
1f    Elect Director Leo I. Higdon, Jr.       For       For          Management
1g    Elect Director Leslye G. Katz           For       For          Management
1h    Elect Director John E. Maupin, Jr.      For       For          Management
1i    Elect Director Nancy M. Schlichting     For       For          Management
1j    Elect Director L. Edward Shaw, Jr.      For       For          Management
1k    Elect Director Mark J. Tarr             For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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UNICREDIT SPA

Ticker:       UCG            Security ID:  T9T23L584
Meeting Date: DEC 04, 2017   Meeting Type: Special
Record Date:  NOV 23, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.a.1 Proposal Submitted by Allianz Finance   None      For          Shareholder
      II Luxembourg Sarl: Appoint Guido
      Paolucci as Internal Statutory Auditor
1.a.2 Proposal Submitted by Institutional     None      For          Shareholder
      Investors (Assogestioni): Appoint
      Antonella Bientinesi as Internal
      Statutory Auditor
1.a.3 Proposal Submitted by Pierluigi         None      Against      Shareholder
      Carollo: Appoint Pierluigi Carollo as
      Internal Statutory Auditor
1.b.1 Proposal Submitted by Allianz Finance   None      For          Shareholder
      II Luxembourg Sarl: Appoint Raffaella
      Pagani as Alternate Internal Statutory
      Auditor
1.b.2 Proposal Submitted by Institutional     None      For          Shareholder
      Investors (Assogestioni): Appoint
      Myriam Amato as Alternate Internal
      Statutory Auditor
1     Amend Articles Re: 20 and 24            For       For          Management
      (Board-Related)
2     Amend Articles Re: 5, 15, and 17        For       For          Management
      (Voting Cap)
3     Approve Conversion of Saving Shares     For       For          Management
      into Ordinary Shares
4     Approve Change in the Location of the   For       For          Management
      Company's Registered Headquarters To
      Milan

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Global Bond Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Strategic Global Bond Fund, Inc.

Date:	August 30, 2018